Loans and borrowings - Amounts Recognized Related to Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Interest expense on lease liabilities	$ 659	$ 573
Foreign exchange loss (gain)	(10,101)	(15,752)
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense on lease liabilities	659	573
Foreign exchange loss (gain)	151	(560)
Amounts recognized in statements of profit or loss and comprehensive income or loss related to lease liabilities	$ 810	$ 13